NOTE 10. Restated Income Statement items for the year end June 30, 2011 (Details) (USD $)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Revenue original	$ 1,917,957
Revenue restated	1,925,960
Consulting fee original	163,958
Consulting fee restated	102,457
Stock issued for services rendered original	143,750
Stock issued for services rendered	9,961,251
NET LOSS ORIGINAL	(784,774)
NET LOSS RESTATED	$ (10,552,771)